Income Taxes - Current and Deferred Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Current:
Federal			$ (387)	$ 0	$ 0
State			3	0	0
Foreign			0	0	0
Total current income tax expense (benefit)			(384)	0	0
Deferred:
Federal			0	(3,064)	(9,376)
State			0	(595)	(1,893)
Foreign			0	0	0
Deferred provision (benefit) for income taxes			0	(3,659)	(11,269)
Total income tax expense (benefit)	$ (2,889)	$ (1,026)	$ (384)	$ (3,659)	$ (11,269)